Pension and Postretirement Benefits (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan and Post-Retirement Benefits
Age of employees until which individual benefits will continue									65 years
Change in Plan Assets
Fair value of plan assets at beginning of year				$ 574,356					$ 574,356
Fair value of plan assets at end of year	$ 613,067				$ 574,356				613,067	$ 574,356
Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations
Accumulated benefit obligation	$ 621,900				602,400				621,900	602,400
Components of pension benefit and other postretirement benefit costs
Cost of sales, excluding depreciation and amortization									2,370,655	2,220,452	$ 1,994,889
Service costs reported as pension income									$ 5,924	5,580	12,203
Assumed health care cost trend rates postretirement benefits plans
Health care cost trend rate assumed for next year (as a percent)									7.25%
Rate to which the cost trend rate is assumed to decline (the ultimate rate) (as a percent)									4.50%
Minus 1%
Service and interest cost									$ (6)
Accumulated benefit obligation									132
Plus 1%
Service and interest cost									6
Accumulated benefit obligation									$ 138
Amounts in accumulated other comprehensive income (loss) expected to be recognized as components of net expense
Percentage of accumulated benefit obligation and prior service cost which must be exceeded for accumulated actuarial gains and losses to be amortized	10.00%								10.00%
Average future service period over which accumulated actuarial gains and losses in excess of specified percent of the accumulated benefit obligation and prior service cost are amortized									8 years 4 months 24 days
Amount, net of tax, included in accumulated other comprehensive loss	$ (48,500)				(60,800)				$ (48,500)	(60,800)
Adjustment | Accounting Standards Update No. 2017-07
Components of pension benefit and other postretirement benefit costs
Cost of sales, excluding depreciation and amortization	1,200	$ 1,600	$ 1,600	1,600	1,500	$ 1,300	$ 1,300	$ 1,300	5,900	5,600	12,200
Service costs reported as pension income	1,200	$ 1,600	$ 1,600	1,600	1,500	$ 1,300	$ 1,300	1,300	5,900	5,600	12,200
Pension Benefits
Change in Benefit Obligation
Benefit obligation at beginning of year				602,426				626,056	602,426	626,056
Service cost									3,582	4,215	4,723
Interest cost									26,626	28,237	27,610
Actuarial loss (gain)									26,310	(2,583)
Benefits paid									(39,758)	(53,499)
Plan amendment	2,740								2,740
Benefit obligation at end of year	621,926				602,426				621,926	602,426	626,056
Change in Plan Assets
Fair value of plan assets at beginning of year				574,356				593,125	574,356	593,125
Actual return on plan assets									78,469	34,730
Benefits paid									(39,758)	(53,499)
Fair value of plan assets at end of year	613,067				574,356				613,067	574,356	593,125
Funded status and amounts recognized in consolidated balance sheets
Funded Status at End of Year	(8,859)				(28,070)				(8,859)	(28,070)
Amounts Recognized in Consolidated Balance Sheets:
Pension and postretirement benefits	(8,859)				(28,070)				(8,859)	(28,070)
Net amount recognized	(8,859)				(28,070)				(8,859)	(28,070)
Amounts Recognized in Accumulated Other Comprehensive Loss - (Pre-tax)
Total net actuarial (gain) loss	79,908				101,193				79,908	101,193
Prior service cost	2,469				21				2,469	21
Total	$ 82,377				$ 101,214				$ 82,377	$ 101,214
Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations
Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations at December 31,2017 and 2016(as a percent)	4.10%				4.50%				4.10%	4.50%
Components of pension benefit and other postretirement benefit costs
Service cost									$ 3,582	$ 4,215	4,723
Interest cost on projected benefit obligations									26,626	28,237	27,610
Expected return on plan assets									(36,082)	(37,327)	(41,082)
Amortization of prior service cost									292	95	275
Amortization of net loss									5,208	4,657	1,934
Net pension benefit									$ (374)	$ (123)	$ (6,540)
Weighted-average actuarial assumptions used to determine net expense
Discount rate (as a percent)									4.50%	4.66%	4.24%
Long-term rate of return on plan assets (as a percent)									6.50%	6.50%	6.50%
Changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss									$ (16,077)	$ 15
Plan amendment									2,740
Amortization of prior service (cost) benefit									(292)	(95)
Amortization of net gain (loss)									(5,208)	(4,657)
Net amount recognized before tax									(18,837)	(4,737)
Amounts in accumulated other comprehensive income (loss) expected to be recognized as components of net expense
Prior service cost (benefit)									509
Net actuarial loss / (gain)									2,109
Other Benefits
Change in Benefit Obligation
Benefit obligation at beginning of year				$ 7,515				$ 9,418	7,515	9,418
Service cost									12	28	$ 33
Interest cost									262	332	428
Actuarial loss (gain)									(110)	(818)
Participant contributions									363	526
Benefits paid									(1,599)	(1,971)
Benefit obligation at end of year	$ 6,443				$ 7,515				6,443	7,515	9,418
Change in Plan Assets
Employer contributions									1,236	1,445
Participant contributions									363	526
Benefits paid									(1,599)	(1,971)
Fair value of plan assets at end of year	0								0
Funded status and amounts recognized in consolidated balance sheets
Funded Status at End of Year	(6,443)				(7,515)				(6,443)	(7,515)
Amounts Recognized in Consolidated Balance Sheets:
Accrued expenses	(1,106)				(1,378)				(1,106)	(1,378)
Pension and postretirement benefits	(5,337)				(6,137)				(5,337)	(6,137)
Net amount recognized	(6,443)				(7,515)				(6,443)	(7,515)
Amounts Recognized in Accumulated Other Comprehensive Loss - (Pre-tax)
Total net actuarial (gain) loss	(1,851)				(3,208)				(1,851)	(3,208)
Prior service cost	(1,317)				(2,079)				(1,317)	(2,079)
Total	$ (3,168)				$ (5,287)				$ (3,168)	$ (5,287)
Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations
Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations at December 31,2017 and 2016(as a percent)	3.91%				4.20%				3.91%	4.20%
Components of pension benefit and other postretirement benefit costs
Service cost									$ 12	$ 28	33
Interest cost on projected benefit obligations									262	332	428
Amortization of prior service cost									(762)	(762)	(242)
Amortization of net loss									(1,467)	(812)	(1,126)
Net pension benefit									$ (1,956)	$ (1,214)	$ (907)
Weighted-average actuarial assumptions used to determine net expense
Discount rate (as a percent)									4.20%	4.12%	3.78%
Changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss									$ (110)	$ (818)
Amortization of prior service (cost) benefit									762	762
Amortization of net gain (loss)									1,467	812
Net amount recognized before tax									2,119	$ 756
Amounts in accumulated other comprehensive income (loss) expected to be recognized as components of net expense
Prior service cost (benefit)									(761)
Net actuarial loss / (gain)									$ (561)